CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,056,188)	$ (1,090,584)	$ (8,617,565)	$ (6,687,280)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	233,940	114,073	580,669	418,777
Stock compensation expense	1,103,740		393,460	3,554,912
Right-of-use asset amortization	14,837
Amortization of debt discount and accretion				295,000
Interest expense converted to equity				14,583
Interest expense relating to amortization of capital lease discount				60,089
Change in derivative liabilities			(288)	(3,119)
Changes in operating assets and liabilities:
Accounts receivable	(1,049,936)	(348,416)	(469,086)	(1,179,814)
Inventory	1,012,699	(255,877)	(1,055,992)	(182,032)
Prepaid expenses and other current assets	209,772	(401,764)	(82,228)	10,776
Accounts payable	847,042	235,800	845,970	709,164
Accrued expenses	(62,258)	(65,267)	276,447	363,095
NET CASH USED IN OPERATING ACTIVITIES	(2,746,352)	(1,812,035)	(8,128,613)	(2,625,849)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(35,670)	(375,272)	(1,356,299)	(317,855)
CASH USED IN INVESTING ACTIVITIES	(35,670)	(375,272)	(1,356,299)	(317,855)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible note payable				500,000
Proceeds from revolving financing, net	582,822	147,141	539,264	1,155,932
Proceeds from sale of common stock, net		3,848,800	17,238,429
Proceeds for the exercise of warrants, net	1,180,486		1,882,348	1,950,000
Repayment of notes payable		(41,268)	(131,583)	(18,826)
Repayment of capital lease				(258,302)
CASH PROVIDED BY FINANCING ACTIVITIES	1,763,308	3,954,673	19,528,458	3,328,804
NET CHANGE IN CASH	(1,018,714)	1,767,366	10,043,546	385,100
CASH AT BEGINNING OF PERIOD	11,032,451	988,905	988,905	603,805
CASH AT END OF PERIOD	10,013,737	2,756,271	11,032,451	988,905
INTEREST PAID	59,828	100,784	430,614	324,260
TAXES PAID	$ 0	$ 0	$ 0	0
NON-CASH INVESTING AND FINANCING TRANSACTION
Conversion of note payable to common shares				$ 514,602